Supplemental guarantor consolidated statement of comprehensive income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	$ 2,118	$ 2,144	$ 2,012	$ 4,262	$ 3,838
Total other comprehensive income that may be reclassified to the income statement, net of tax	(1,396)	(2,697)	475	(4,093)	(1,537)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	357	481	116	839	(39)
Total other comprehensive income	(1,039)	(2,216)	591	(3,255)	(1,576)
Total comprehensive income	1,079	(72)	2,602	1,008	2,263
Comprehensive income attributable to shareholders
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	2,108	2,136	2,006	4,244	3,830
Foreign currency translation, net of tax	(577)	(263)	255	(840)	(489)
Financial assets measured at fair value through other comprehensive income, net of tax	330	(327)	14	3	(88)
Cash flow hedges, net of tax	(1,171)	(2,184)	222	(3,355)	(937)
Cost of hedging, net of tax	21	77	(16)	98	(23)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(1,396)	(2,697)	475	(4,093)	(1,537)
Defined benefit plans, net of tax	115	40	(17)	155	(130)
Own credit on financial liabilities designated at fair value, net of tax	271	423	118	693	89
Total other comprehensive income that will not be reclassified to the income statement, net of tax	385	463	102	848	(40)
Total other comprehensive income	(1,011)	(2,234)	576	(3,245)	(1,577)
Total comprehensive income	1,097	(98)	2,582	999	2,252
Comprehensive income attributable to non-controlling interests
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	10	8	6	18	9
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(28)	18	14	(10)	2
Total other comprehensive income	(28)	18	14	(10)	2
Total comprehensive income	$ (17)	$ 26	$ 20	$ 9	$ 10